UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Government Securities Series
September 30, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
Repurchase Agreements--100.4%	of Purchase (%)	Amount ($)	Value ($)

Banc of America Securities LLC
dated 9/28/07, due 10/1/07 in the amount of
$33,010,725 (fully collateralized by $20,854,000
Treasury Inflation Protected Securities, 3.375%, due
1/15/12, value $25,882,618 and $5,952,000 U.S.
Treasury Bonds, 7.875%, due 2/15/21, value $7,777,810)	3.90	33,000,000	33,000,000
Bear Stearns Cos. Inc.
dated 9/28/07, due 10/1/07 in the amount of
$33,010,588 (fully collateralized by $27,130,000
Treasury Inflation Protected Securities, 3.375%, due
1/15/12, value $33,671,692)	3.85	33,000,000	33,000,000
Credit Suisse (USA) Inc.
dated 9/28/07, due 10/1/07 in the amount of
$34,011,192 (fully collateralized by $27,303,000
Treasury Inflation Protected Securities, 2%-3.625%,
due 1/15/08-1/15/14, value $34,682,552)	3.95	34,000,000	34,000,000
Deutsche Bank Securities
dated 9/28/07, due 10/1/07 in the amount of
$33,010,863 (fully collateralized by $51,661,806 U.S.
Treasury Strips, due 1/15/09-8/15/28, value $33,660,001)	3.95	33,000,000	33,000,000
Goldman, Sachs & Co.
dated 9/28/07, due 10/1/07 in the amount of
$16,004,667 (fully collateralized by $7,250,000 U.S.
Treasury Bills, due 12/20/07, value $7,190,333 and
$9,579,000 U.S. Treasury Bonds, 4.50%, due 2/15/36,
value $9,172,538)	3.50	16,000,000	16,000,000
Greenwich Capital Markets
dated 9/28/07, due 10/1/07 in the amount of
$33,010,863 (fully collateralized by $32,420,000 U.S.
Treasury Notes, 4.75%, due 5/31/12, value $33,664,404)	3.95	33,000,000	33,000,000
J.P. Morgan Chase & Co.
dated 9/28/07, due 10/1/07 in the amount of
$33,010,863 (fully collateralized by $34,118,000 U.S.
Treasury Bills, due 11/23/07-3/27/08, value
$33,660,333)	3.95	33,000,000	33,000,000
Lehman Brothers Inc.
dated 9/28/07, due 10/1/07 in the amount of
$33,010,863 (fully collateralized by $34,285,000 U.S.
Treasury Bills, due 3/13/08, value $33,663,411)	3.95	33,000,000	33,000,000
Merrill Lynch & Co. Inc.
dated 9/28/07, due 10/1/07 in the amount of
$33,010,175 (fully collateralized by $33,280,000 U.S.
Treasury Notes, 4.50%, due 5/15/17, value $33,661,736)	3.70	33,000,000	33,000,000
UBS Securities LLC

dated 9/28/07, due 10/1/07 in the amount of
$19,006,254 (fully collateralized by $33,625,000 U.S.
Treasury Strips, due 2/15/19 value $19,382,123)	3.95	19,000,000	19,000,000
Total Investments (cost $300,000,000)		100.4%	300,000,000
Liabilities, Less Cash and Receivables		(.4%)	(1,151,652)
Net Assets		100.0%	298,848,348

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Money Market Series
September 30, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--29.1%	Principal Amount ($)	Value ($)

Banca Monte dei Paschi di Siena SpA (London)
5.32% - 5.80%, 10/5/07 - 12/13/07	40,000,000	40,000,205
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
5.31%, 10/12/07 - 11/7/07	35,000,000	35,000,000
Barclays Bank PLC (Yankee)
5.08%, 3/19/08	20,000,000	20,000,000
Credit Agricole (London)
5.34%, 11/1/07	25,000,000	24,999,280
Credit Suisse (USA) Inc. (Yankee)
5.31%, 10/10/07	25,000,000	25,000,000
Harris N.A.
5.44%, 11/13/07	15,000,000	15,000,000
HBOS Treasury Services PLC (London)
5.80%, 12/11/07	20,000,000	20,000,000
Mizuho Corporate Bank (Yankee)
5.80%, 10/15/07	35,000,000	35,000,000
Natixis
4.83%, 10/2/07	25,000,000 a	24,997,535
Royal Bank of Scotland PLC (Yankee)
5.68%, 12/14/07	30,000,000	30,000,000
Societe Generale (Yankee)
5.20% - 5.30%, 10/11/07 - 1/4/08	30,000,000	30,000,000
UBS AG (Yankee)
5.06% - 5.50%, 3/12/08 - 3/19/08	45,000,000	45,000,000
UniCredito Italiano SpA (Yankee)
5.24%, 12/21/07	25,000,000	25,000,000
Union Bank of California, N.A.
5.43%, 11/9/07	35,000,000	35,000,000
Total Negotiable Bank Certificates of Deposit
(cost $404,997,020)		404,997,020
Commercial Paper--34.1%

ANZ National (International) Ltd.
5.34%, 11/13/07	25,000,000 b	24,844,425
Atlantic Asset Securitization LLC
5.35%, 11/2/07	20,000,000 b	19,905,333
Atlantis One Funding Corp.
5.32%, 10/22/07	30,000,000 b	29,908,125
Bank of America Corp.
5.32%, 10/29/07	25,000,000	24,898,014
Bank of Ireland
5.31%, 10/12/07	10,000,000 b	9,984,203
Beethoven Funding Corp.
5.33%, 10/3/07	20,000,000 b	19,994,156
Cancara Asset Securitisation Ltd.
5.27%, 12/20/07	30,000,000 b	29,653,333
CC (USA) Inc.

5.31%, 11/9/07	25,000,000 b	24,859,979
Citigroup Funding Inc.
5.34%, 1/22/08	10,000,000	9,836,621
Daimler Chrysler Revolving Auto Conduit LLC
5.41%, 11/8/07	25,000,000	24,859,083
Danske Corp., Delaware
5.30%, 11/9/07	20,000,000	19,888,200
FCAR Owner Trust, Ser. II
5.31% - 5.34%, 10/22/07 - 1/18/08	40,000,000	39,688,210
Gemini Securitization Corp., LLC
5.32%, 10/22/07	20,000,000 b	19,938,750
Harrier Finance Funding Ltd.
5.33%, 10/5/07	20,000,000 b	19,988,311
HVB U.S. Finance Inc.
5.31%, 11/9/07	20,000,000 b	19,887,983
Scaldis Capital Ltd.
5.40%, 11/16/07	25,000,000 b	24,830,056
Skandinaviska Enskilda Banken AB
5.31%, 11/7/07	20,000,000	19,893,728
Societe Generale N.A. Inc.
5.85%, 12/7/07	20,000,000	19,785,414
Solitaire Funding Ltd.
5.32% - 5.63%, 10/23/07 - 12/18/07	40,000,000 b	39,607,167
Westpac Capital Corp.
5.31%, 11/5/07	30,000,000	29,849,354
Total Commercial Paper
(cost $472,100,445)		472,100,445
Corporate Notes--4.7%

Cullinan Finance Ltd.
4.82%, 10/25/07	25,000,000 a,b	25,000,125
General Electric Capital Corp.
5.16%, 10/24/07	25,000,000 a	25,000,000
Wells Fargo & Co.
5.77%, 10/3/07	15,000,000 a	15,000,000
Total Corporate Notes
(cost $65,000,125)		65,000,125
Promissory Note--1.8%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $25,000,000)	25,000,000	25,000,000
Time Deposits--5.5%

Key Bank U.S.A., N.A. (Grand Cayman)
4.75%, 10/1/07	40,000,000	40,000,000
National City Bank, Cleveland, OH (Grand Cayman)
4.88%, 10/1/07	37,000,000	37,000,000
Total Time Deposits
(cost $77,000,000)		77,000,000
Repurchase Agreements--25.9%

Barclays Financial LLC
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$40,017,833 (fully collateralized by $40,377,901

Corporate Bonds, 5.647%-6.875%, due 7/15/13-7/1/23,
value $41,200,000)	40,000,000	40,000,000
Deutsche Bank Securities
5.37%, dated 9/28/07, due 10/1/07 in the amount of
$60,026,850 (fully collateralized by $70,156,232
Corporate Bonds, 5.903%, due 11/25/46, value
$61,800,001)	60,000,000	60,000,000
HSBC USA Inc
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$60,026,750 (fully collateralized by $108,749,431
Corporate Bonds, 4.50%-14.977%, due 12/15/10-9/25/37,
value $60,449,457 and $2,218,000 Federal National
Mortgage Association, Strips, due 8/12/15-2/1/18,
value $1,431,164)	60,000,000	60,000,000
J.P. Morgan Chase & Co.
5.37%, dated 9/28/07, due 10/1/07 in the amount of
$20,008,950 (fully collateralized by $20,600,000
Corporate Bonds, 7.086%, due 7/18/11, value
$20,600,413)	20,000,000	20,000,000
Lehman Brothers Inc.
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$60,026,750 (fully collateralized by $62,220,000
Corporate Bonds, 6.20%-16.594%, due 1/9/08-3/15/17,
value $62,980,173)	60,000,000	60,000,000
Merrill Lynch & Co. Inc.
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$60,026,750 (fully collateralized by $61,075,000
Corporate Bonds, 5.12%-8.75%, due 12/1/09-12/1/14,
value $61,803,448)	60,000,000	60,000,000
Morgan Stanley
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$45,020,063 (fully collateralized by $221,857,206
Corporate Bonds, 0%-7.664%, due 10/1/07-7/25/46,
value $46,904,281)	45,000,000	45,000,000
UBS Securities LLC
5.40%, dated 9/28/07, due 10/1/07 in the amount of
$15,006,750 (fully collateralized by $15,385,000
Corporate Bonds, 4.608%, due 11/16/07, value
$15,452,940)	15,000,000	15,000,000
Total Repurchase Agreements
(cost $360,000,000)		360,000,000
Total Investments (cost $1,404,097,590)	101.1%	1,404,097,590
Liabilities, Less Cash and Receivables	(1.1%)	(14,737,537)
Net Assets	100.0%	1,389,360,053

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $308,401,946 or 22.2% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)